Trade and other current receivables - Summary of Impairment Provision for Trade and Other Receivables - Current and Non-Current Impairments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Beginning balance	€ 276	€ 321
Charge to income statement	35	66
Reduction/releases	(31)	(68)
Reclassifications	(3)	1
Currency translations	9	(44)
Ending balance	€ 286	€ 276